1

Wilmington Enhanced Dividend Income Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 98.9%

COMMUNICATION SERVICES – 1.9%

ENTERTAINMENT – 0.0%**

Warner Bros Discovery, Inc.*	1	$13

MEDIA – 1.9%

Omnicom Group, Inc.	8,175	691,769

TOTAL COMMUNICATION SERVICES		$691,782

CONSUMER DISCRETIONARY – 5.1%

HOTELS, RESTAURANTS & LEISURE – 3.2%

McDonald’s Corp.	1,750	513,100

Restaurant Brands International, Inc.	1	77

Starbucks Corp.	6,650	675,440

		$1,188,617

SPECIALTY RETAIL – 1.9%

Home Depot, Inc. (The)	2,025	676,026

TOTAL CONSUMER DISCRETIONARY		$1,864,643

CONSUMER STAPLES – 10.6%

BEVERAGES – 2.1%

PepsiCo., Inc.	4,110	770,461

FOOD PRODUCTS – 1.7%

Conagra Brands, Inc.	18,734	614,662

HOUSEHOLD PRODUCTS – 2.7%

Procter & Gamble Co. (The)	6,350	992,505

PERSONAL CARE PRODUCTS – 2.1%

Unilever PLC, ADR#	14,700	789,831

TOBACCO – 2.0%

Philip Morris International, Inc.	7,400	737,928

TOTAL CONSUMER STAPLES		$3,905,387

ENERGY – 8.7%

OIL, GAS & CONSUMABLE FUELS – 8.7%

Chevron Corp.	7,250	1,186,535

ConocoPhillips	4,050	476,766

Exxon Mobil Corp.	7,400	793,576

Valero Energy Corp.	5,850	754,123

TOTAL ENERGY		$3,211,000

FINANCIALS – 17.9%

BANKS – 9.1%

Bank of America Corp.	15,000	480,000

JPMorgan Chase & Co.	9,875	1,559,855

Toronto-Dominion Bank (The)	10,200	672,588

U.S. Bancorp	16,300	646,784

		$3,359,227

CAPITAL MARKETS – 4.7%

BlackRock, Inc.	1,025	757,321

Description	Number of Shares	Value

Morgan Stanley	10,500	$961,380

		$1,718,701

INSURANCE – 4.1%

MetLife, Inc.	12,600	793,422

Old Republic International Corp.	26,400	727,848

		$1,521,270

TOTAL FINANCIALS		$6,599,198

HEALTH CARE – 14.9%

BIOTECHNOLOGY – 3.5%

AbbVie, Inc.	4,850	725,463

Amgen, Inc.	2,375	556,106

		$1,281,569

HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%

Medtronic PLC	7,050	618,708

HEALTH CARE PROVIDERS & SERVICES – 1.9%

CVS Health Corp.	9,600	717,024

PHARMACEUTICALS – 7.8%

Bristol-Myers Squibb Co.	9,300	578,367

Johnson & Johnson	6,150	1,030,310

Merck & Co., Inc.	7,200	767,880

Pfizer, Inc.	14,100	508,446

		$2,885,003

TOTAL HEALTH CARE		$5,502,304

INDUSTRIALS – 11.9%

AEROSPACE & DEFENSE – 3.2%

Lockheed Martin Corp.	2,625	1,171,721

AIR FREIGHT & LOGISTICS – 2.1%

United Parcel Service, Inc.	4,175	781,268

BUILDING PRODUCTS – 2.4%

Johnson Controls International PLC	12,700	883,285

ELECTRICAL EQUIPMENT – 2.4%

nVent Electric PLC	16,500	872,520

MACHINERY – 1.8%

Caterpillar, Inc.	2,500	662,925

TOTAL INDUSTRIALS		$4,371,719

INFORMATION TECHNOLOGY – 12.5%

COMMUNICATIONS EQUIPMENT – 2.7%

Cisco Systems, Inc.	19,100	993,964

IT SERVICES – 1.8%

International Business Machines Corp.	4,650	670,437

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 8.0%

Broadcom, Inc.	2,075	1,864,699

July 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (continued)

Description	Number of Shares	Value

QUALCOMM, Inc.	8,050	$1,063,968

		$2,928,667

TOTAL INFORMATION TECHNOLOGY		$4,593,068

MATERIALS – 6.1%

CHEMICALS – 6.1%

Air Products & Chemicals, Inc.	2,625	801,491

Dow, Inc.	14,600	824,462

International Flavors & Fragrances, Inc.	7,525	636,690

TOTAL MATERIALS		$2,262,643

REAL ESTATE – 4.7%

RESIDENTIAL REITS – 1.8%

AvalonBay Communities, Inc.	3,525	664,991

SPECIALIZED REITS – 2.9%

Crown Castle, Inc.	4,150	449,404

VICI Properties, Inc.	19,400	610,712

		$1,060,116

TOTAL REAL ESTATE		$1,725,107

UTILITIES – 4.6%

ELECTRIC UTILITIES – 4.6%

American Electric Power Co., Inc.	7,550	639,787

Duke Energy Corp.	5,625	526,613

NextEra Energy, Inc.	7,400	542,420

TOTAL UTILITIES		$1,708,820

TOTAL COMMON STOCKS (COST $30,706,873)		$36,435,671

MONEY MARKET FUND – 1.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%^	393,252	393,252

TOTAL MONEY MARKET FUND (COST $393,252)		$393,252

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.2%

REPURCHASE AGREEMENTS – 2.2%

Bank of America Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $153,154, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 5/01/36 to 9/01/61; total market value of $156,194.	$153,131	153,131

Description	Par Value	Value

Citigroup Global Markets Ltd., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $153,154, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/15/24 to 8/20/67; total market value of $156,194.	$153,131	$153,131

Daiwa Capital Markets America, 5.30%, dated 7/31/23, due 8/01/23, repurchase price $44,181, collateralized by U.S. Government Agency Securities, 1.50% to 6.50%, maturing 6/01/35 to 8/01/53; total market value of $45,057.	44,174	44,174

Deutsche Bank Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $153,154, collateralized by U.S. Government Agency Securities, 1.00% to 7.00%, maturing 9/01/28 to 8/01/53; total market value of $156,194.	153,131	153,131

HSBC Securities USA, Inc., 5.29%, dated 7/31/23, due 8/01/23, repurchase price $153,154, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 4.08%, maturing 9/05/23 to 11/15/52; total market value of $156,194.	153,131	153,131

RBC Dominion Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $153,154, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 10/19/23 to 7/20/53; total market value of $156,194.	153,131	153,131

TOTAL REPURCHASE AGREEMENTS (COST $809,829)		$809,829

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $809,829)		$809,829

TOTAL INVESTMENTS – 102.2% (COST $31,909,954)		$37,638,752
COLLATERAL FOR SECURITIES ON LOAN – (2.2%)		(809,829)

OTHER ASSETS LESS LIABILITIES – 0.0%**		1,295

TOTAL NET ASSETS – 100.0%		$36,830,218

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$36,435,671	$—	$—	$36,435,671

Money Market Fund	393,252	—	—	393,252

Repurchase Agreements	—	809,829	—	809,829

Total	$36,828,923	$809,829	$—	$37,638,752

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR  American Depositary Receipt

PLC  Public Limited Company

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2023 (unaudited)